Financial Risk Management Objectives and Policies - Summary of Currency Risk Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]	Dec. 31, 2017
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	€ 207,530	€ 103,353	[1]	€ 39,367		€ 8,415
Financial assets	28,198	€ 18,690
Currency risk [member] | Immatics GmbH [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	52,015
Financial assets	24,448
Total assets exposed to the risk	76,463
Immatics N.V. [Member] | Currency risk [member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	42,528
Financial assets	0
Total assets exposed to the risk	€ 42,528

[1]	See Note 2 for details regarding the change in presentation of Other financial assets
[2]	See Note 2 for details regarding the revision as a result of a correction in classification of Other financial assets